Derivative Financial Instruments (Details 3) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Jun. 24, 2014	Jun. 19, 2014	Dec. 31, 2012
Senior Notes 6.25 Percent Due 2022 [Member]
Fair values of derivative financial instruments
Aggregate principal amount	$ 375,000,000		$ 116,000,000	$ 375,000,000
Cash Flow Hedges
Fair values of derivative financial instruments
Hedged borrowings	200,000,000
Borrowings variable interest rate	one month LIBOR
Cash Flow Hedges | Working capital revolving credit facility
Fair values of derivative financial instruments
Hedged borrowings	300,000,000
Cash Flow Hedges | Interest rate swaps
Fair values of derivative financial instruments
Number of interest rate swap agreements held	2
Cash Flow Hedges | Interest rate swaps | Revolving credit facility
Fair values of derivative financial instruments
Hedged borrowings	100,000,000	100,000,000
Borrowings variable interest rate	one-month LIBOR	one-month LIBOR
Fixed rate (as a percent)	3.93%	3.93%
Cash Flow Hedges | Interest rate cap | Working capital revolving credit facility
Fair values of derivative financial instruments
Hedged borrowings	100,000,000	100,000,000
Borrowings variable interest rate	one-month LIBOR	one-month LIBOR
Maximum cap rate (as a percent)	5.50%	5.50%
Cash Flow Hedges | Forward interest rate swap | Revolving credit facility
Fair values of derivative financial instruments
Hedged borrowings	100,000,000	100,000,000
Borrowings variable interest rate	one-month LIBOR	one-month LIBOR
Fixed rate (as a percent)	1.819%	1.819%
Derivatives designated as hedging instruments and firm commitments | Cash Flow Hedges
Fair values of derivative financial instruments
Liability Derivatives		9,462,000			13,402,000
Derivatives designated as hedging instruments and firm commitments | Cash Flow Hedges | Interest rate swaps | Other long-term liabilities
Fair values of derivative financial instruments
Liability Derivatives	6,927,000	9,462,000			11,534,000
Derivatives designated as hedging instruments and firm commitments | Cash Flow Hedges | Interest rate cap | Other assets
Fair values of derivative financial instruments
Asset Derivatives		$ 25,000			$ 35,000